Loans portfolio (Tables)	12 Months Ended
Dec. 31, 2018
Loans
Financial investments
Schedule of amounts included in the statement of financial position

	31 Dec 2018 £m				31 Dec 2017 £m
	Mortgage	Policy	Other		Mortgage	Policy	Other
	loans*	loans†	loans‡	Total	loans*	loans†	loans‡	Total
Asia
With-profits	—	727	65	792	—	613	112	725
Non-linked shareholder-backed	156	226	203	585	177	216	199	592
US
Non-linked shareholder-backed	7,385	3,681	—	11,066	6,236	3,394	—	9,630
UK and Europe
With-profits	2,461	3	1,389	3,853	2,441	4	1,823	4,268
Non-linked shareholder-backed	1,655	—	59	1,714	1,681	—	37	1,718
Other operations	—	—	—	—	—	—	109	109
Total loans securities	11,657	4,637	1,716	18,010	10,535	4,227	2,280	17,042

*       All mortgage loans are secured by properties.

†      In the US £2,783 million (31 December 2017: £2,512 million) policy loans are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

‡      Other loans held in UK with-profits funds are commercial loans and comprise mainly syndicated loans.